Note 21 - Financial liabilities at amortized cost - Debt Securities issued (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Debt securities issued Line Items
Debt certificates, at amortized cost	€ 64,421,000,000	€ 63,963,000,000
Issued in Euros [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	42,329,000,000	40,185,000,000
Issued in Euros [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost	718,000,000	737,000,000
Issued in Euros [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost	14,472,000,000	12,248,000,000
Issued in Euros [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	15,232,000,000	15,542,000,000
Issued in Euros [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	405,000,000	518,000,000
Issued in Euros [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost	2,900,000,000	1,354,000,000
Issued in Euros [Member] | Certified Deposits [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	1,132,000,000	1,817,000,000
Issued in Euros [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	7,470,000,000	7,968,000,000
Issued in Euros [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost	3,500,000,000	5,000,000,000
Issued in Euros [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	0	0
Issued in Euros [Member] | Non convertible preferred liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	79,000,000	83,000,000
Issued in Euros [Member] | Non convertible other subordinated liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	3,891,000,000	2,885,000,000
Issued in Foreign Currency [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	22,092,000,000	23,778,000,000
Issued in Foreign Currency [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost	1,059,000,000	1,210,000,000
Issued in Foreign Currency [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost	10,364,000,000	10,587,000,000
Issued in Foreign Currency [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	279,000,000	362,000,000
Issued in Foreign Currency [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	656,000,000	1,156,000,000
Issued in Foreign Currency [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost	4,000,000	17,000,000
Issued in Foreign Currency [Member] | Certified Deposits [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	512,000,000	780,000,000
Issued in Foreign Currency [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	9,218,000,000	9,666,000,000
Issued in Foreign Currency [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost	1,788,000,000	1,782,000,000
Issued in Foreign Currency [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	0	0
Issued in Foreign Currency [Member] | Non convertible preferred liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	53,000,000	76,000,000
Issued in Foreign Currency [Member] | Non convertible other subordinated liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	€ 7,377,000,000	€ 7,808,000,000